Inventories - Summary of Detailed Information of Inventories (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Classes Of Inventories [Abstract]
Oil, gas and chemicals	$ 22,962	$ 19,653
Materials	2,261	2,122
Total	$ 25,223	$ 21,775